Business Update Related to COVID-19	12 Months Ended
Dec. 31, 2021
Business Update Related To Covid-19
Business Update Related to COVID-19

Note 44.     Business Update Related to COVID-19

In March 2020, the World Health Organization declared the Coronavirus (COVID-19) a pandemic. The outbreak spread quickly around the world, including in every geography in which the Company operates. The pandemic has created uncertainty around the impact of the global economy and has resulted in impacts to the financial markets and asset values. Governments implemented various restrictions around the world, including closure of non-essential businesses, travel, shelter-in-place requirements for citizens and other restrictions.

The Company took a number of precautionary steps to safeguard its businesses and colleagues from COVID-19, including implementing travel restrictions, working from home arrangements and flexible work policies. Through the end of the first half of the year, the majority of the Company’s colleagues continued working either fully or partially in a remote work environment, with virtually no disruption to the Company as a whole and its ability to serve clients. The Company started to return to offices around the world, in line with the guidelines and orders issued by national, state and local governments, implementing a phased approach in its main offices in Switzerland and in France. We continue to prioritize the safety and well-being of our colleagues during this time.

The Company’s major production centers, located in Taiwan and Vietnam, were quick to implement controls and safeguards around their processes that enabled us to continue delivering products with minimal interruption to our clients. At the end of the second quarter, we started to see the first impact of the pandemic upon our activities with certain clients reducing or delaying their orders. At this stage, the impact upon the Company has been limited and we remain confident that we will be able to fulfil all current client orders.

The Company retains a strong liquidity position and believes that it has sufficient cash reserves to support the entity for the foreseeable future (see note 2 for further details.) The Company continues to review its costs and suspended its share buy-back programs in order to reduce the cash burn. The Company has applied for, and received, support under the schemes announced by the Swiss government and is applying for similar support under the schemes announced by the French government. Currently the Company remains able to meet its commitments and does not foresee any significant challenges in the near future. The Company currently does not anticipate any material impact on its liquidity position and outlook.

At this stage it remains impossible to predict the extent of the impact of the COVID-19 pandemic as this will depend on numerous evolving factors and future developments that the Company is not able to predict.

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